Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions and Balances
11.	Related Party Transactions and Balances
(a)	Loan from a non-controlling shareholder

	December 31,
	2019	2018
Loan - current	$6,607	$—
Loan - non - current	1,436	6,705
	$8,043	$6,705

The Company has three loans due to Dalian Jin Gang Group, the non-controlling shareholder of Sinovac Dalian, with a total amount of $8,043, of which $4,309 (RMB 30 million) was borrowed on August 23, 2017 and is repayable on August 22, 2020. $2,298 (RMB 16 million) was borrowed in 2012, which is repayable on November 9, 2020. $1,436 (RMB 10 million) was borrowed on September 20, 2019 and is repayable on September 19, 2022. These three loans are unsecured, bearing interest at 6.0%, 7.2% and 6.5% per year, respectively. Interest expense was $455 in 2019 (2018 - $453, 2017 - $262 ). Interest is payable monthly. As of December 31, 2019, nil interest is owed on the loan from the non-controlling shareholder (December 31, 2018 - $15). Interests of $470, $438 and $262  were paid to the non-controlling shareholder for the years ended December 31, 2019, 2018 and 2017, respectively.

(b)	The Company entered into the following transactions in the normal course of operations at the exchange amount with related parties:

	For the year ended December 31,
	2019	2018	2017
Rent expenses to SinoBioway Biotech Group Co. Ltd. (“SinoBioway”).	$775	$810	$793
Rent expenses to Dalian Jin Gang Group (“Jin Gang”).	36	—	—
	$811	$810	$793

In 2004, the Company entered into two operating lease agreements with SinoBioway, the non-controlling shareholder of Sinovac Beijing, with respect to Sinovac Beijing’s production plant and laboratory in Beijing, China with annual lease payments totaling $197 (RMB 1.4 million). The leases commenced on August 12, 2004 and have a term of 20 years. One of the lease agreements was amended on August 12, 2010 with the rent increasing from $75 (RMB 0.5 million) to $197 (RMB1.4 million) per year.

In June 2007, the Company entered into another operating lease agreement with SinoBioway, with respect to the expansion of Sinovac Beijing’s production plant in Beijing, China, for an annual lease payment of $296 (RMB2.0 million). The lease commenced in June 2007 and has a term of 20 years.

In September 2010, the Company entered into another operating lease agreement with SinoBioway with respect to expansion of Sinovac R&D’s business in research and development activities for an annual lease payment of $146 (RMB1.0 million). The lease commenced on September 30, 2010 and has a term of 5 years.

On April 8, 2013, the Company entered into three supplemental agreements with SinoBioway, under which the expiration date of three of the four operating lease agreements was extended to April 7, 2033.

In 2019, the Company entered into an operating lease agreement with Jin Gang, the non-controlling shareholder of Sinovac Dalian, to rent refrigeration storage with the space of 2,000 sq.m. with an annual rent amounted $49 (RMB0.3 million). The lease commenced on January 1, 2019 and has a term of 5 years. On June 30, 2019, the lease agreement was amended for a remaining 5.5 years, and the annual rent was changed to $22(RMB0.2 million) as the space of the leased refrigeration storage was reduced to 1,000 sq.m. In 2019, the Company also entered into a management service agreement with Jin Gang, pursuant to which it provided the Company with management service related to the operating lease agreement with an annual management service fee of $14 (RMB0.1 million). The management service agreement was amended on June 30, 2019, and the annual management service fee was changed to $6 (RMB 44,000).

As of December 31, 2019, $6,553 in right-of use asset and $6,210 in current and non-current lease liability are related to the lease with SinoBioway and Jin Gang.